DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019
Fair Value Of Warrant Liability Roll Forward
Fair value			$ 29,501
Reclass of warrant derivative liability from equity				$ (997,274)	$ (1,035,600)
Change in fair value for the period of warrant derivative liability	$ 0	$ 563,966	29,501	897,096	1,006,099
Fair value					29,501
Warrant liability
Fair Value Of Warrant Liability Roll Forward
Fair value			29,501	$ 0	0
Reclass of warrant derivative liability from equity					1,035,600
Change in fair value for the period of warrant derivative liability			(29,501)		(1,006,099)
Fair value	$ 0		$ 0		$ 29,501